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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (213) 891-6325
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Stacey Schaper            Los Angeles, CA       1/29/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]      Oakmont Corporation

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            41
                                        --------------------

Form 13F Information Table Value Total:       805,006
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                  VALUE              INVESTMENT          OTHER           VOTING
NAME OF ISSUER                       TITLE OF CLASS    CUSIP    (X$1000)    SHARES   DISCRETION         MANAGERS        AUTHORITY
--------------                       --------------  ---------  --------  ---------  ----------  ---------------------  ---------
AIRTRAN HOLDINGS INC                     Common      00949P108    19,909  1,695,800     Other     Oakmont Corporation     Sole
AIRTRAN HOLDINGS INC                     Common      00949P108    14,552  1,239,500     Other    The Cypress Funds LLC    Sole
ALLIED WORLD ASSURANCE                   Common      G0219G203     1,202     27,632     Other     Oakmont Corporation     Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs  02364W105    19,119    422,800     Other     Oakmont Corporation     Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs  02364W105    20,177    446,200     Other    The Cypress Funds LLC    Sole
APPLIED MATERIALS                        Common      038222105       142      7,700     Other     Oakmont Corporation     Sole
APPLIED MATERIALS                        Common      038222105     7,238    392,300     Other    The Cypress Funds LLC    Sole
BAKER HUGHES INC.                        Common      057224107    22,793    305,900     Other     Oakmont Corporation     Sole
BAKER HUGHES INC.                        Common      057224107    17,545    235,000     Other    The Cypress Funds LLC    Sole
BOEING CO                                Common      097023105    31,574    355,400     Other     Oakmont Corporation     Sole
BOEING CO                                Common      097023105    19,678    221,500     Other    The Cypress Funds LLC    Sole
CATERPILLAR INC                          Common      149123101    91,452  1,491,876     Other     Oakmont Corporation     Sole
CATERPILLAR INC                          Common      149123101    14,314    233,400     Other    The Cypress Funds LLC    Sole
COMPUGEN LTD                             Common      M25722105       318    122,825     Other     Oakmont Corporation     Sole
CVS Corporation                          Common      126650100     3,091    100,000     Other    The Cypress Funds LLC    Sole
DELPHI FINANCIAL GROUP, INC              Common      247131105    28,080    694,014     Other     Oakmont Corporation     Sole
ENCANA CORP                              Common      292505104    30,282    657,600     Other     Oakmont Corporation     Sole
ENCANA CORP                              Common      292505104    16,436    357,700     Other    The Cypress Funds LLC    Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857    19,921    357,454     Other     Oakmont Corporation     Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857    14,267    256,000     Other    The Cypress Funds LLC    Sole
FUELCELL ENERGY INC                      Common      35952H106     8,333  1,290,000     Other    The Cypress Funds LLC    Sole
GENERAL ELECTRIC                         Common      369604103    23,360    600,925     Other     Oakmont Corporation     Sole
GENERAL ELECTRIC                         Common      369604103    14,176    380,975     Other    The Cypress Funds LLC    Sole
HANOVER COMPRESSOR CO                    Common      410768105    10,484    555,000     Other    The Cypress Funds LLC    Sole
HILTON HOTELS CORP                       Common      432848109    25,802    739,300     Other     Oakmont Corporation     Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100   143,532  3,363,768     Other     Oakmont Corporation     Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100    19,035    446,100     Other    The Cypress Funds LLC    Sole
KANSAS CITY SOUTHERN                     Common      485170302    18,141    626,000     Other     Oakmont Corporation     Sole
MAXIM INTEGRATED PRODUCTS                Common      57772K101    11,023    360,000     Other    The Cypress Funds LLC    Sole
MCMORAN EXPLORATION CO                   Common      582411104     5,044    354,677     Other     Oakmont Corporation     Sole
MCMORAN EXPLORATION CO                 NOTE 6.00%    582411ABO     3,292  2,750,000     Other     Oakmont Corporation     Sole
MCMORAN EXPLORATION CO                   Common      582411104    15,073  1,060,000     Other    The Cypress Funds LLC    Sole
NEKTAR THERAPEUTIC                       Common      640268108     1,422     93,500     Other     Oakmont Corporation     Sole
NEKTAR THERAPEUTIC                       Common      640268108    12,168    800,000     Other    The Cypress Funds LLC    Sole
SEI INVESTMENTS CO                       Common      784117103     3,752     63,000     Other     Oakmont Corporation     Sole
STRATUS PROPERTIES INC                   Common      863167201     2,955     92,339     Other     Oakmont Corporation     Sole
SYNTROLEUM CORP                          Common      871630109    25,589  7,395,777     Other     Oakmont Corporation     Sole
TRANSOCEAN INC                           Common      G90078109    25,925    320,500     Other     Oakmont Corporation     Sole
TRANSOCEAN INC                           Common      G90078109    15,345    189,700     Other    The Cypress Funds LLC    Sole
UNITED TECHNOLOGIES CORP                 Common      913017109    12,154    194,400     Other    The Cypress Funds LLC    Sole
UNIVISION COMMUNICATIONS INC             Common      914906102    16,311    260,900     Other     Oakmont Corporation     Sole
                                                                --------
                                                                 805,006
                                                                ========